Fees Summary	Jul. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,915,638,378.52
Previously Paid Amount	0.00
Total Fee Amount	752,584.24
Total Offset Amount	0.00
Net Fee	$ 752,584.24